Note 13 - Other Operating Income and Expense	12 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Other Operating Income and Expense [Text Block]

13. Other Operating Income and Expense

The Company had net other operating expense of $1.2 million in fiscal year 2022, which was driven by charges for supplemental early retirement plans of $2.5 million and $1.1 million of charges to maintain non-operating facilities classified as held for sale. These charges were offset by a net gain on the sale of assets of $1.6 million, a gain from debt forgiveness on an economic development loan of $0.5 million, and income from land rental of $0.3 million.

The Company had net other operating income of $29.0 million in fiscal year 2021, which was primarily comprised of a net gain on the sale of assets of $31.9 million, including the gain realized upon the divestiture of the prepared foods business. The gain was partially offset by charges to maintain non-operational plants acquired in the Midwest of $1.5 million, a charge for a supplemental early retirement plan of $1.2 million, and a charge for severance of $0.2 million.